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                         THE HARTFORD MUTUAL FUNDS, INC.
                        SUPPLEMENT DATED NOVEMBER 9, 1999
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999
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         Under "Management of the Company" Joseph A. Biernat and Joseph H.
Gareau have been deleted as Director, and Director and President, respectively, and the following two individuals have been added:

                                  POSITION
                                    HELD
  NAME, ADDRESS, AGE              WITH THE       PRINCIPAL OCCUPATIONS HELD
                                  COMPANY
-------------------------------- --------- -------------------------------------
 ROBERT J. CLARK (age 67)        Director   Mr. Clark, currently retired, served
 725 Mapleton Avenue                        as President of American Nuclear
 Suffield, CT  06078                        Insurers from 1990 to 1997.
                                            Previously, Mr. Clark served in
                                            positions of increasing
                                            responsibility with Aetna Life &
                                            Casualty Company from 1955 to 1989
                                            retiring as President of the
                                            Commercial Insurance Division. Mr.
                                            Clark is also an active director or
                                            trustee with Hartford Health Care
                                            Corporation, Hartford Hospital, CHS
                                            Insurance, Ltd. and St. Joseph's
                                            College.

 DAVID M. ZNAMIEROWSKI (age 39)  President  Mr. Znamierowski currently serves as
 55 Farmington Avenue            and        Senior Vice President, Chief
 Hartford, CT  06105             Director   Investment Officer and Director of
                                            Investment Strategy for Hartford
                                            Life, Inc. Mr. Znamierowski
                                            previously was Vice President,
                                            Investment Strategy and Policy with
                                            Aetna Life & Casualty Company from
                                            1991 to 1996 and Vice President,
                                            Corporate Finance with Solomon
                                            Brothers from 1986 to 1991.